SEI TAX EXEMPT TRUST
SEI INSTITUTIONAL MANAGED TRUST
SEI INSTITUTIONAL INTERNATIONAL TRUST
SEI ASSET ALLOCATION TRUST
SEI INSTITUTIONAL INVESTMENTS TRUST
ADVISER MANAGED TRUST
NEW COVENANT FUNDS
SEI CATHOLIC VALUES TRUST
SEI EXCHANGE TRADED FUNDS
(each, a "Trust," and together, the "Trusts")

Supplement dated May 25, 2023
to the Statement of Additional Information ("SAI") of each Trust

This supplement provides new and additional information beyond that contained in each
SAI and should be read in conjunction with each SAI.

The Board of Trustees of the Trusts have approved the designation of Mr. Donald Duncan as the Anti-Money Laundering Compliance Officer and Privacy Officer of the Trusts to replace the current Anti-Money Laundering Compliance Officer and Privacy Officer of the Trusts, Ms. Bridget E. Sudall.

Accordingly, effective immediately, each SAI is hereby supplemented and revised as follows:

In the section titled "Trustees and Officers of the Trust," under the heading titled "Trust Officers," the paragraph relating to Bridget E. Sudall is hereby deleted and replaced with the following:

DONALD DUNCAN (Born: 1964)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2023)—Anti-Money Laundering Compliance Officer and Privacy Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds since 2023. Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

There are no other changes to each Trust's SAI.

SEI-F-1451 (05/23)